Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Interest income
Loans	[1]	$ 6,418	$ 5,994	$ 5,712	$ 12,412	$ 11,760
Securities	[1]	500	358	390	858	770
Securities purchased under resale agreements and securities borrowed	[1]	71	47	41	118	84
Deposits with financial institutions	[1]	103	64	44	167	85
Interest income	[1]	7,092	6,463	6,187	13,555	12,699
Interest expense
Deposits		2,024	1,573	1,619	3,597	3,412
Subordinated debentures		55	45	44	100	91
Other		540	501	348	1,041	669
Interest expenses		2,619	2,119	2,011	4,738	4,172
Net interest income		4,473	4,344	4,176	8,817	8,527
Non-interest income
Card revenues		207	190	181	397	385
Banking services fees		430	437	399	867	784
Credit fees		397	401	377	798	735
Mutual funds		575	628	548	1,203	1,209
Brokerage fees		287	298	259	585	511
Investment management and trust		254	256	245	510	491
Underwriting and advisory fees		137	172	216	309	382
Non-trading foreign exchange		216	225	210	441	414
Trading revenues		453	609	525	1,062	1,146
Net gain on sale of investment securities		1	2	137	3	256
Net income from investments in associated corporations		84	91	113	175	170
Insurance underwriting income, net of claims		105	101	100	206	213
Other fees and commissions		145	156	189	301	353
Other		178	139	61	317	232
Total non-interest income		3,469	3,705	3,560	7,174	7,281
Total revenue		7,942	8,049	7,736	15,991	15,808
Provision for credit losses		219	222	496	441	1,260
Profit from operating activity		7,723	7,827	7,240	15,550	14,548
Non-interest expenses
Salaries and employee benefits		2,175	2,280	2,128	4,455	4,356
Premises and technology		590	586	581	1,176	1,156
Depreciation and amortization		381	375	375	756	755
Communications		93	90	94	183	190
Advertising and business development		108	109	94	217	185
Professional		195	192	179	387	336
Business and capital taxes		132	140	126	272	269
Other		485	451	465	936	1,003
Total non-interest expenses		4,159	4,223	4,042	8,382	8,250
Income before taxes		3,564	3,604	3,198	7,168	6,298
Income tax expense		817	864	742	1,681	1,444
Net income		2,747	2,740	2,456	5,487	4,854
Net income attributable to non-controlling interests in subsidiaries		78	88	90	166	180
Net income attributable to equity holders of the Bank		2,669	2,652	2,366	5,321	4,674
Preferred shareholders and other equity instrument holders		74	44	77	118	120
Common shareholders		$ 2,595	$ 2,608	$ 2,289	$ 5,203	$ 4,554
Earnings per common share (in dollars)
Basic	[2]	$ 2.16	$ 2.15	$ 1.89	$ 4.32	$ 3.76
Diluted		2.16	2.14	1.88	4.3	3.74
Dividends paid per common share (in dollars)		$ 1	$ 1	$ 0.9	$ 2	$ 1.8

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,915 for the three months ended April 30, 2022 (January 31, 2022 – $6,331; April 30, 2021 – $6,078) and for the six months ended April 30, 2022 – $13,246 (April 30, 2021 – $12,478).
[2]	Earnings per share calculations are based on full dollar and share amounts.